Other Income/Expenses - Summary of Other Operating Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income [abstract]
Write-off of trade and other payables including payables with expired legal term	₽ 1,312
Curtailment and result of remeasurement of other long-term benefit obligations	314	₽ 62	₽ 25
Rental income	295	238	241
Net result from disposal of non-current assets	203	42	31
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	177	121
Income from fines and penalties related to business contracts		119	157
Subsidies received from the governmental authorities to compensate losses of European group companies		82
Other	168	335	234
Total	₽ 2,469	₽ 999	₽ 688